Document and Entity Information	Jan. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001356090
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	PRECIGEN, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-36042
Entity Tax Identification Number	26-0084895
Entity Address, Address Line One	20374 Seneca Meadows Parkway
Entity Address, City or Town	Germantown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20876
City Area Code	(301)
Local Phone Number	556-9900
Entity Information, Former Legal or Registered Name	Intrexon Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	PGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false